Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.627%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,348,506.15

Principal:
Principal Collections	$15,467,855.82
Prepayments in Full	$8,285,162.14
Liquidation Proceeds	$293,763.90
Recoveries	$63,304.54
Sub Total	$24,110,086.40
Collections	$25,458,592.55

Purchase Amounts:
Purchase Amounts Related to Principal	$291,325.44
Purchase Amounts Related to Interest	$1,702.66
Sub Total	$293,028.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,751,620.65

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,751,620.65
Servicing Fee	$476,552.40	$476,552.40	$0.00	$0.00	$25,275,068.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,275,068.25
Interest - Class A-2a Notes	$22,075.23	$22,075.23	$0.00	$0.00	$25,252,993.02
Interest - Class A-2b Notes	$27,017.86	$27,017.86	$0.00	$0.00	$25,225,975.16
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$24,872,451.83
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$24,735,411.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,735,411.83
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$24,684,357.50
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,684,357.50
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$24,645,941.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,645,941.25
Regular Principal Payment	$22,292,384.18	$22,292,384.18	$0.00	$0.00	$2,353,557.07
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,353,557.07
Residual Released to Depositor	$0.00	$2,353,557.07	$0.00	$0.00	$0.00
Total		$25,751,620.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,292,384.18
Total					$22,292,384.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,278,922.71	$61.39	$22,075.23	$0.11	$12,300,997.94	$61.50
Class A-2b Notes	$10,013,461.47	$61.39	$27,017.86	$0.17	$10,040,479.33	$61.56
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$22,292,384.18	$21.18	$629,127.00	$0.60	$22,921,511.18	$21.78

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$23,652,028.72	0.1182601	$11,373,106.01	0.0568655
Class A-2b Notes	$19,288,229.41	0.1182601	$9,274,767.94	0.0568655
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$503,550,258.13	0.4783826	$481,257,873.95	0.4572044

Pool Information
Weighted Average APR	2.773%	2.763%
Weighted Average Remaining Term	41.71	40.88
Number of Receivables Outstanding	31,550	30,859
Pool Balance	$571,862,879.81	$547,200,501.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$527,459,571.39	$504,797,251.53
Pool Factor	0.4998084	0.4782535

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$8,208,007.52
Yield Supplement Overcollateralization Amount	$42,403,249.63
Targeted Overcollateralization Amount	$65,942,627.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,942,627.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$324,271.35
(Recoveries)		66	$63,304.54
Net Loss for Current Collection Period			$260,966.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5476%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6269%
Second Prior Collection Period			0.2855%
Prior Collection Period			0.5316%
Current Collection Period			0.5597%
Four Month Average (Current and Prior Three Collection Periods)			0.5009%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,583	$5,794,802.40
(Cumulative Recoveries)			$515,640.25
Cumulative Net Loss for All Collection Periods			$5,279,162.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4614%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,660.65
Average Net Loss for Receivables that have experienced a Realized Loss			$3,334.91

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.04%	279	$5,694,730.44
61-90 Days Delinquent	0.14%	36	$789,206.61
91-120 Days Delinquent	0.03%	6	$171,334.12
Over 120 Days Delinquent	0.09%	19	$484,102.39
Total Delinquent Receivables	1.30%	340	$7,139,373.56

Repossession Inventory:
Repossessed in the Current Collection Period		19	$519,513.42
Total Repossessed Inventory		30	$773,038.32

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1861%
Prior Collection Period			0.2187%
Current Collection Period			0.1977%
Three Month Average			0.2008%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2640%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer